TAXATION - Reconciliation of tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax rate reconciliation
PRC statutory income tax rate	25.00%	(25.00%)	25.00%
Research and development bonus deduction	(3.40%)	(5.90%)	(3.30%)
Non-deductible selling, general and administrative expenses	0.30%	1.60%	1.40%
Effect of tax rate differential for non-PRC entities	0.40%	65.10%	0.10%
Effect of preferential tax rates	(9.00%)	(14.70%)	(9.20%)
Effect of withholding tax for undistributed earnings from PRC subsidiaries		29.70%
Change in valuation allowance	0.10%	0.30%	0.10%
Interest and penalties on unrecognized tax benefits	0.90%	1.30%	1.30%
Actual income tax rate	14.30%	52.40%	15.40%